Employee Benefits - Summary of Expenses for Bank's Defined Contribution Plans (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 172	$ 161
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	52	44
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 120	$ 117